                    [ANNOTATED FORM N-CSR FOR ANNUAL REPORTS]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file
number: 811-06403
       -------------------------------------------------

Morgan Stanley Emerging Markets Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

1221 Avenue of the America's 22nd Floor New York, NY 10020
--------------------------------------------------------------------------------
      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, 33rd Floor New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area
code: 1-800-221-6726
     -----------------------------------

Date of fiscal year
end: 12/31
    --------------------------------------------------------------
Date of reporting
period: 12/31
       --------------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's as annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows: [Provide annual report.]

MORGAN STANLEY EMERGING MARKETS FUND, INC.

DIRECTORS
CHARLES A. FIUMEFREDDO

MICHAEL BOZIC

EDWIN J. GARN

WAYNE E. HEDIEN

JAMES F. HIGGINS

DR. MANUEL H. JOHNSON

JOSEPH J. KEARNS

MICHAEL NUGENT

PHILIP J. PURCELL

FERGUS REID

OFFICERS
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MITCHELL M. MERIN
PRESIDENT

RONALD E. ROBISON
EXECUTIVE VICE PRESIDENT
AND PRINCIPAL EXECUTIVE
OFFICER

JOSEPH J. McALINDEN
VICE PRESIDENT

BARRY FINK
VICE PRESIDENT

STEFANIE V. CHANG
VICE PRESIDENT

JAMES W. GARRETT
TREASURER AND CHIEF
FINANCIAL OFFICER

MICHAEL J. LEARY
ASSISTANT TREASURER

MARY E. MULLIN
SECRETARY

INVESTMENT ADVISER
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

ADMINISTRATOR
JPMORGAN INVESTOR SERVICES COMPANY
73 TREMONT STREET
BOSTON, MASSACHUSETTS 02108

CUSTODIAN
JPMORGAN CHASE BANK
270 PARK AVENUE
NEW YORK, NEW YORK 10017

STOCKHOLDER SERVICING AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
59 MAIDEN LANE
NEW YORK, NEW YORK 10030
1-(800) 278-4353

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
200 PARK AVENUE
NEW YORK, NEW YORK 10166

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116


FOR ADDITIONAL FUND INFORMATION, INCLUDING THE FUND'S NET ASSET VALUE PER SHARE AND INFORMATION REGARDING THE INVESTMENTS COMPRISING THE FUND'S PORTFOLIO, PLEASE CALL 1-800-221-6726 OR VISIT OUR WEBSITE AT www.morganstanley.com/im.

(C) 2004 MORGAN STANLEY

ANNUAL REPORT

DECEMBER 31, 2003


[MORGAN STANLEY LOGO]

MORGAN STANLEY
EMERGING MARKETS FUND, INC.


MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      Overview

Letter to Stockholders

PERFORMANCE

For the year ended December 31, 2003, the Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") had a total return, based on net asset value per share of 57.02%, compared to 55.82% for the Morgan Stanley Capital International (MSCI) Emerging Markets Free Net Index (the "Index"). On December 31, 2003, the closing price of the Fund's shares on the New York Stock Exchange was $14.71, representing a 6.1% discount to the Fund's net asset value per share.

FACTORS AFFECTING PERFORMANCE

   - Global emerging markets rebounded from early year weakness to return 55.8% during the period in review. The region benefited from a bounce in investor sentiment following the successful U.S. campaign in Iraq, accommodative global monetary policy and a recovery in global growth.

   - All emerging market regions experienced strong double-digit gains with particular strength in Latin America, as Brazil outperformed given reduced political and debt concerns. Asia also performed well and as the threat of severe accute respiratory syndrome (SARS) eased for most markets in the region at mid-year, while strong domestic demand and export growth continued for select countries, notably Thailand, Indonesia and India. Meanwhile, commodity and oil-producing countries continued to benefit from still firm prices.

   - In terms of relative performance, positive contributors came from the Fund's holdings in India, Russia, South Korea and Indonesia and from overweight positions in outperforming countries such Turkey, Thailand and Indonesia.

   - Stock selection in Brazil, China and Israel coupled with underweight positions in Chile and China were the largest detractors to relative performance.

MANAGEMENT STRATEGIES

   - We continued to focus on countries where gross domestic product growth, fiscal policy and reform agendas remained strong, and on companies with strong management and earnings visibility.

   - In 2003, we continued to increase our overweight position in Turkey and Thailand, while moving to a neutral position in South Africa (reduced overweight) and China (closed underweight). Going into 2004, the Fund's key overweight positions were in Turkey, Russia, Thailand and Indonesia given better valuations and earning growth opportunities.

   - Brazil and Mexico remained neutral positions. Taiwan, after further reducing of our exposure in technology related names, is now an underweight. Malaysia, South Korea, Israel and Chile remain our largest underweight countries.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
Executive Vice President and Principal Executive Officer

                                                                    January 2004

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      STATEMENT OF NET ASSETS
                                      December 31, 2003

STATEMENT OF NET ASSETS

                                                                                                       VALUE
                                                                           SHARES                      (000)
------------------------------------------------------------------------------------------------------------
COMMON STOCKS (97.4%)
(UNLESS OTHERWISE NOTED)

ARGENTINA (0.2%)
ENERGY EQUIPMENT & SERVICES
  Tenaris SA ADR                                                           18,600(a)      $              620
============================================================================================================
BRAZIL (9.3%)
BEVERAGES
  AmBev (Preferred) ADR                                                   129,489                      3,303
------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS
  Banco Bradesco SA (Preferred)                                        84,685,000                        445
  Banco Bradesco SA ADR                                                    29,973                        792
  Banco Itau Holding Financeira SA ADR                                     38,610                      1,883
  Banco Itau SA (Preferred)                                             2,148,575                        213
  Banco Nacional SA (Preferred)                                        61,598,720(a)(b)                   --@
  Unibanco GDR                                                             44,400                      1,108
------------------------------------------------------------------------------------------------------------
                                                                                                       4,441
------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES
  CEMIG (Preferred)                                                    30,314,000                        553
  CEMIG ADR                                                                42,700                        786
------------------------------------------------------------------------------------------------------------
                                                                                                       1,339
------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILING
  Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR                   35,600                        895
------------------------------------------------------------------------------------------------------------
METALS & MINING
  CSN ADR                                                                  19,600                      1,051
  CVRD (Preferred) ADR                                                     83,313                      4,291
  CVRD ADR                                                                  3,000                        175
------------------------------------------------------------------------------------------------------------
                                                                                                       5,517
------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL
  Lojas Arapua SA (Preferred)                                          30,412,000(a)(b)                   --@
  Lojas Arapua SA GDR                                                      31,540(a)(b)                   --@
------------------------------------------------------------------------------------------------------------
                                                                                                          --@
------------------------------------------------------------------------------------------------------------
OIL & GAS
  Petrobras SA (Preferred) ADR                                            152,756                      4,073
  Petrobras SA (Preferred)                                                  9,153                        242
  Petrobras SA ADR                                                         98,063                      2,867
------------------------------------------------------------------------------------------------------------
                                                                                                       7,182
------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Aracruz Celulose SA ADR                                                  35,700                      1,251
  Votorantim Celulose e Papel SA ADR                                       40,300         $            1,263
------------------------------------------------------------------------------------------------------------
                                                                                                       2,514
------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Telesp Celular Participacoes SA (Preferred)                         278,010,000(a)                     728
  Telesp Celular Participacoes SA ADR                                      60,300(a)                     397
------------------------------------------------------------------------------------------------------------
                                                                                                       1,125
------------------------------------------------------------------------------------------------------------
                                                                                                      26,316
============================================================================================================
CHINA/HONG KONG (7.1%)
AEROSPACE & DEFENSE
  AviChina Industry & Technology Co., 'H'                               2,259,000(a)                     477
------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS
  Norstar Founders Group Ltd.                                             791,000(a)                     255
------------------------------------------------------------------------------------------------------------
CHEMICALS
  Shougang Concord Century Holdings Ltd.                                3,415,000                        502
------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
  TPV Technology Ltd.                                                   2,038,000                      1,080
------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  China Telecom Corp., Ltd., 'H'                                        1,563,000                        644
------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES
  China Resources Power Holdings Co.                                      707,000(a)                     330
  Huaneng Power International, Inc., 'H'                                  646,000                      1,119
------------------------------------------------------------------------------------------------------------
                                                                                                       1,449
------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Byd Co., Ltd.                                                           451,000                      1,188
  Kingboard Chemicals Holdings                                            401,000                        617
------------------------------------------------------------------------------------------------------------
                                                                                                       1,805
------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES
  China Oilfield Services Ltd.                                          3,291,000                      1,166
------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Grande Holdings Ltd.                                                    384,000                        492
------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
  China Merchants Holdings International Co., Ltd.                        500,000                        660
------------------------------------------------------------------------------------------------------------
INSURANCE
  China Life Insurance Co., Ltd., 'H'                                   1,932,000(a)                   1,580

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      STATEMENT OF NET ASSETS
                                      December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

                                                                                                       VALUE
                                                                           SHARES                      (000)
------------------------------------------------------------------------------------------------------------
CHINA/HONG KONG (CONT'D)
INSURANCE (CONT'D)
  PICC Property & Casualty Co., Ltd.                                      768,000(a)      $              344
------------------------------------------------------------------------------------------------------------
                                                                                                       1,924
------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS
  Moulin International Holdings Ltd.                                      320,000                        212
------------------------------------------------------------------------------------------------------------
MARINE
  China Shipping Development Co., Ltd.. 'H'                             1,331,000                        986
------------------------------------------------------------------------------------------------------------
METALS & MINING
  Asia Aluminum Holdings Ltd.                                           2,046,000                        406
------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL
  Lianhua Supermarket Holdings Ltd., 'H'                                  105,000(a)                     111
  Wumart Stores, Inc., 'H'                                                101,000(a)                      99
------------------------------------------------------------------------------------------------------------
                                                                                                         210
------------------------------------------------------------------------------------------------------------
OIL & GAS
  CNOOC Ltd.                                                            1,677,000                      3,283
  PetroChina Co., Ltd., 'H'                                             1,524,000                        873
  Sinopec, 'H'                                                          2,506,000                      1,122
------------------------------------------------------------------------------------------------------------
                                                                                                       5,278
------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS
  Fountain Set Holdings Ltd.                                            1,075,000                        734
  Victory City International Holdings Ltd.                                469,000                        205
============================================================================================================
                                                                                                         939
------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
  Hopewell Highway Infrastructure Ltd.                                  1,296,000(a)                     735
------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  China Unicom Ltd.                                                       714,000                        667
------------------------------------------------------------------------------------------------------------
                                                                                                      19,887
============================================================================================================
EGYPT (1.2%)
COMMERCIAL BANKS
  Commercial International Bank                                            24,316                         87
------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
  Orascom Construction Industries                                         186,835                      2,197
------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  MobiNil                                                                  95,162                      1,162
------------------------------------------------------------------------------------------------------------
                                                                                                       3,446
============================================================================================================
HUNGARY (0.8%)
DIVERSIFIED TELECOMMUNICATION SERVICES
  Matav Rt. ADR                                                            23,199                        434
------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS
  Gedeon Richter Rt.                                                       15,304                      1,795
------------------------------------------------------------------------------------------------------------
                                                                                                       2,229
============================================================================================================
INDIA (5.3%)
AUTOMOBILES
  Hero Honda Motors Ltd.                                                   68,900                        678
  Tata Motors Ltd.                                                        119,700                      1,187
------------------------------------------------------------------------------------------------------------
                                                                                                       1,865
------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS
  Industrial Development Bank of India Ltd.                               456,000                        620
  State Bank of India Ltd.                                                 86,550(b)                   1,158
------------------------------------------------------------------------------------------------------------
                                                                                                       1,778
------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Gujarat Ambuja Cements Ltd.                                             104,500                        696
------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE
  Housing Development Finance Corp., Ltd.                                      90                          1
------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  Bharat Heavy Electricals Ltd.                                           138,700                      1,544
------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING
  Colgate-Palmolive (India) Ltd.                                           92,940                        325
  Hindustan Lever Ltd.                                                    120,500                        541
------------------------------------------------------------------------------------------------------------
                                                                                                         866
------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES
  IndiaInfo.com PCL                                                       116,052(b)                      --@
------------------------------------------------------------------------------------------------------------
IT SERVICES
  Infosys Technologies Ltd.                                                13,227                      1,613
------------------------------------------------------------------------------------------------------------
METALS & MINING
  Hindalco Industries Ltd.                                                 19,600                        605
  Steel Authority of India Ltd.                                           565,066(a)                     633
  Tata Iron & Steel Co., Ltd.                                              83,000                        808
------------------------------------------------------------------------------------------------------------
                                                                                                       2,046
------------------------------------------------------------------------------------------------------------
OIL & GAS
  Hindustan Petroleum Corp., Ltd.                                          61,000                        585
  Oil & Natural Gas Corp., Ltd.                                            44,500                        780
  Reliance Industries Ltd.                                                 67,433                        847
------------------------------------------------------------------------------------------------------------
                                                                                                       2,212
------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS
  Ranbaxy Laboratories Ltd.                                                34,400                        828
------------------------------------------------------------------------------------------------------------
ROAD & RAIL
  Container Corp. of India Ltd.                                            59,600                        869
------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      STATEMENT OF NET ASSETS
                                      December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

                                                                                                       VALUE
                                                                           SHARES                      (000)
------------------------------------------------------------------------------------------------------------
TOBACCO
  ITC Ltd.                                                                 30,095         $              649
------------------------------------------------------------------------------------------------------------
                                                                                                      14,967
============================================================================================================
INDONESIA (3.2%)
AUTOMOBILES
  Astra International Tbk PT                                            3,000,538                      1,781
------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS
  Bank Central Asia Tbk PT                                              1,975,500                        780
  Bank Mandiri Persero Tbk PT                                           4,515,500(a)                     536
  Bank Rakyat Indonesia                                                 4,627,500(a)                     687
------------------------------------------------------------------------------------------------------------
                                                                                                       2,003
------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Indocement Tunggal Prakarsa Tbk PT                                    2,695,000(a)                     680
------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telekomunikasi Indonesia Tbk PT                                       2,207,500                      1,769
------------------------------------------------------------------------------------------------------------
METALS & MINING
  Bumi Resources Tbk PT                                                16,966,000                      1,007
------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL
  Ramayana Lestari Sentosa Tbk PT                                       2,367,500                      1,223
------------------------------------------------------------------------------------------------------------
TOBACCO
  HM Sampoerna Tbk PT                                                   1,272,000                        676
------------------------------------------------------------------------------------------------------------
                                                                                                       9,139
============================================================================================================
ISRAEL (1.0%)
AEROSPACE & DEFENSE
  Elbit Systems Ltd.                                                            1                         --@
------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
  ECI Telecom Ltd.                                                         40,062(a)                     229
------------------------------------------------------------------------------------------------------------
SOFTWARE
  Check Point Software Technologies Ltd.                                  159,144(a)                   2,677
------------------------------------------------------------------------------------------------------------
                                                                                                       2,906
============================================================================================================
JORDAN (0.1%)
COMMERCIAL BANKS
  Arab Bank plc                                                               920                        396
============================================================================================================
MALAYSIA (1.5%)
BROADCASTING & CABLE TV
  Astro All Asia Networks plc                                             199,000(a)                     231
------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS
  Commerce Asset Holdings Bhd                                             532,000                        574
  Malayan Banking Bhd                                                     301,900                        767
------------------------------------------------------------------------------------------------------------
                                                                                                       1,341
------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES
  YTL Corp. Bhd                                                           419,000                        476
------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE
  Magnum Corp. Bhd                                                      1,145,000         $              838
  Resorts World Bhd                                                       222,000                        590
------------------------------------------------------------------------------------------------------------
                                                                                                       1,428
------------------------------------------------------------------------------------------------------------
REAL ESTATE
  SP Setia Bhd                                                            733,500                        676
------------------------------------------------------------------------------------------------------------
                                                                                                       4,152
============================================================================================================
MEXICO (6.7%)
BEVERAGES
  Coca-Cola Femsa SA ADR                                                   23,100(a)                     491
------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS
  Grupo Financiero BBVA Bancomer, 'B'                                   2,198,481(a)                   1,884
------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Cemex SA de CV                                                           30,700                        161
  Cemex SA de CV ADR                                                       48,000                      1,258
------------------------------------------------------------------------------------------------------------
                                                                                                       1,419
------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telmex, 'L' ADR                                                         129,235                      4,269
------------------------------------------------------------------------------------------------------------
FOOD & STAPLES
  Wal-Mart de Mexico SA ADR                                                28,162                        803
  Wal-Mart de Mexico 'C'                                                  304,748                        817
  Wal-Mart de Mexico SA, 'V'                                              460,319                      1,316
------------------------------------------------------------------------------------------------------------
                                                                                                       2,936
------------------------------------------------------------------------------------------------------------
MEDIA
  Grupo Televisa SA ADR                                                    44,000                      1,754
------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
  Grupo Aeroportuario del Sureste SA ADR                                   40,070                        705
------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  America Movil SA de CV ADR                                              200,277                      5,475
------------------------------------------------------------------------------------------------------------
                                                                                                      18,933
============================================================================================================
PERU (0.7%)
METALS & MINING
  Cia de Minas Buenaventura SA ADR                                         67,400                      1,906
============================================================================================================
POLAND (0.5%)
MULTILINE RETAIL
  Eastbridge NV                                                            33,600(a)(b)                1,344
============================================================================================================
RUSSIA (7.4%)
INTEGRATED OIL & GAS
  Yukos ADR                                                                 9,374(a)                     391
------------------------------------------------------------------------------------------------------------
METALS & MINING
  MMC Norilsk Nickel ADR                                                  100,100                      6,521
------------------------------------------------------------------------------------------------------------
OIL & GAS
  Gazprom (Registered) ADR                                                 87,100                      2,256

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      STATEMENT OF NET ASSETS
                                      December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

                                                                                                       VALUE
                                                                           SHARES                      (000)
------------------------------------------------------------------------------------------------------------
RUSSIA (CONT'D)
OIL & GAS (CONT'D)
  LUKOIL ADR                                                               47,019         $            4,373
  Surgutneftegaz ADR                                                      144,372                      4,201
  Surgutneftegaz (Preferred) ADR                                           16,139                        624
------------------------------------------------------------------------------------------------------------
                                                                                                      11,454
------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Alliance Cellulose Ltd., 'B'                                            156,075(b)                      --@
------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Mobile Telesystems ADR                                                   12,400                      1,027
  Mobile Telesystems GDS                                                   17,400                      1,379
------------------------------------------------------------------------------------------------------------
                                                                                                       2,406
------------------------------------------------------------------------------------------------------------
                                                                                                      20,772
============================================================================================================
SOUTH AFRICA(13.9%)
APPAREL RETAIL
  Edgars Consolidated Stores Ltd.                                          43,200                        823
------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS
  ABSA Group Ltd.                                                         149,000                        938
  FirstRand Ltd.                                                        1,989,720                      2,653
  Standard Bank Group Ltd.                                                706,280                      4,136
------------------------------------------------------------------------------------------------------------
                                                                                                       7,727
------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Pretoria Portland Cement Co., Ltd.                                        2,400                         51
------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES
  African Bank Investments Ltd.                                         1,342,000                      1,893
------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telkom SA Ltd.                                                          311,070                      3,229
  Telkom SA Ltd. ADR                                                       12,000                        507
------------------------------------------------------------------------------------------------------------
                                                                                                       3,736
------------------------------------------------------------------------------------------------------------
FOOD - RETAIL
  Shoprite Holdings Ltd.                                                  516,300                        722
------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES
  Massmart Holdings Ltd.                                                  158,126                        721
------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Steinhoff International Holdings Ltd.                                   497,700                        569
------------------------------------------------------------------------------------------------------------
INSURANCE
  African Life Assurance Co., Ltd.                                        640,800                      1,465
------------------------------------------------------------------------------------------------------------
MEDIA
  Naspers Ltd., 'N'                                                       120,500                        748
------------------------------------------------------------------------------------------------------------
METALS & MINING
  Anglo American Platinum Corp., Ltd.                                      20,400                        889
  Anglo American plc                                                      286,448                      6,122
  Anglo American plc (London Shares)                                      183,949                      3,965
  AngloGold Ltd.                                                           25,000                      1,173
  AngloGold Ltd. ADR                                                       14,492                        677
  Gold Fields Ltd.                                                        159,700                      2,279
  Harmony Gold Mining Co., Ltd.                                            25,600                        415
  Impala Platinum Holdings Ltd.                                            25,735                      2,231
------------------------------------------------------------------------------------------------------------
                                                                                                      17,751
------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  MTN Group Ltd.                                                          684,940(a)                   2,912
------------------------------------------------------------------------------------------------------------
                                                                                                      39,118
============================================================================================================
SOUTH KOREA (16.2%)
AUTO COMPONENTS
  Hankook Tire Co., Ltd.                                                  147,810                      1,116
  Hyundai Mobis                                                            68,800                      3,698
------------------------------------------------------------------------------------------------------------
                                                                                                       4,814
------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS
  Daishin Securities Co., Ltd.                                             93,990                      1,379
  Daishin Securities Co., Ltd. (Preferred)                                 29,820                        214
  Good Morning Shinhan Securities Co., Ltd.                               135,840(a)                     627
------------------------------------------------------------------------------------------------------------
                                                                                                       2,220
------------------------------------------------------------------------------------------------------------
CHEMICALS
  Grand Hall Enterprise Co., Ltd.                                          29,840                      1,539
------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS
  Kookmin Bank                                                             36,090                      1,351
  Shinhan Financial Group Co., Ltd.                                        53,890                        861
------------------------------------------------------------------------------------------------------------
                                                                                                       2,212
------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE
  LG Card Co., Ltd.                                                        23,685(a)                      60
------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Samsung SDI Co., Ltd.                                                    65,610                      7,730
------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS
  Orion Corp.                                                              14,000                      1,026
------------------------------------------------------------------------------------------------------------
INVESTMENT BANKING
  LG Investment & Securities Co., Ltd.                                    110,890                        772
------------------------------------------------------------------------------------------------------------
MACHINERY
  Daewoo Shipbuilding & Marine Engineering Co., Ltd.                      155,740(a)                   1,998

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      STATEMENT OF NET ASSETS
                                      December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

                                                                                                       VALUE
                                                                           SHARES                      (000)
------------------------------------------------------------------------------------------------------------
SOUTH KOREA (CONT'D)
MACHINERY (CONT'D)
  STX Corp.                                                                 5,140         $               40
------------------------------------------------------------------------------------------------------------
                                                                                                       2,038
------------------------------------------------------------------------------------------------------------
METALS & MINING
  POSCO                                                                     2,230                        305
------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL
  Hyundai Department Store Co., Ltd.                                       66,230(a)                   2,160
------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS
  GlaxoSmithkline Pharmaceuticals Ltd.                                     27,000                        340
------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  Samsung Electronics Co., Ltd.                                            37,372                     14,134
  Samsung Electronics Co., Ltd. (Preferred)                                 7,060                      1,453
------------------------------------------------------------------------------------------------------------
                                                                                                      15,587
------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL
  Handsome Co., Ltd.                                                      101,510                      1,030
------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS
  Cheil Industrial, Inc.                                                   49,400                        717
------------------------------------------------------------------------------------------------------------
TOBACCO
  KT&G Corp.                                                               61,010                      1,059
------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
  STX Shipbuilding Co., Ltd.                                               71,290                        948
------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  SK Telecom Co., Ltd.                                                      7,940                      1,325
------------------------------------------------------------------------------------------------------------
                                                                                                      45,882
============================================================================================================
TAIWAN(10.5%)
AIRLINES
  Eva Airways Corp.                                                     1,240,481                        506
------------------------------------------------------------------------------------------------------------
APPLICATION SOFTWARE
  Cyberlink Corp.                                                         141,000                        581
------------------------------------------------------------------------------------------------------------
CHEMICALS
  Nan Ya Plastics Corp.                                                   735,700                      1,062
------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS
  Chinatrust Financial Holding Co., Ltd.                                1,591,250                      1,598
  Taishin Financial Holdings Co., Ltd.                                  1,150,000                        850
------------------------------------------------------------------------------------------------------------
                                                                                                       2,448
------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
  Acer, Inc.                                                              623,364                        927
  Infortrend Technology, Inc.                                             245,500                        806
------------------------------------------------------------------------------------------------------------
                                                                                                       1,733
------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
  CTCI Corp.                                                              985,000                        798
------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Taiwan Cement Corp.                                                   3,498,360                      1,720
------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES
  Fubon Financial Holding Co., Ltd.                                     1,060,000                      1,014
  Polaris Securities Co., Ltd.                                          2,686,520(a)                   1,258
  Yuanta Core Pacific Securities Co.                                    1,200,811                        718
------------------------------------------------------------------------------------------------------------
                                                                                                       2,990
------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  Catcher Technology Co., Ltd.                                            143,000                        516
  Phoenixtec Power, Co., Ltd.                                             818,730                        959
  Waffer Technology Co., Ltd.                                             354,000                      1,079
------------------------------------------------------------------------------------------------------------
                                                                                                       2,554
------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Hon Hai Precision Industry Co., Ltd.                                    510,560                      2,007
  Ya Hsin Industrial Co., Ltd.                                          1,350,000                      1,745
------------------------------------------------------------------------------------------------------------
                                                                                                       3,752
------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES
  Pihsiang Machinery Manufacturing Co., Ltd.                               51,450                        179
------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Grand Hall Enterprise Co., Ltd.                                          43,000                        199
------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS
  Asia Optical Co., Inc.                                                  281,200                      1,937
  Largan Precision Co., Ltd.                                              121,830                      1,184
------------------------------------------------------------------------------------------------------------
                                                                                                       3,121
------------------------------------------------------------------------------------------------------------
MACHINERY
  Kaulin Manufacturing Co., Ltd.                                          287,000                        416
------------------------------------------------------------------------------------------------------------
MARINE
  Evergreen Marine Corp.                                                1,621,120                      1,413
  Taiwan Navigation Co., Ltd.                                             925,560                        613
------------------------------------------------------------------------------------------------------------
                                                                                                       2,026
------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  MediaTek, Inc.                                                          217,000                      2,038
  Novatek Microelectronics Corp., Ltd.                                    245,550                        694
  Sunplus Technology Co., Ltd.                                            294,000                        550
  Taiwan Semiconductor Manufacturing Co., Ltd.                            378,720(a)                     708

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      STATEMENT OF NET ASSETS
                                      December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

                                                                                                       VALUE
                                                                           SHARES                      (000)
------------------------------------------------------------------------------------------------------------
TAIWAN (CONT'D)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (CONT'D)
  Zyxel Communications Corp.                                              234,600         $              491
------------------------------------------------------------------------------------------------------------
                                                                                                       4,481
------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Taiwan Cellular Corp.                                                 1,075,000                        934
------------------------------------------------------------------------------------------------------------
                                                                                                      29,500
============================================================================================================
THAILAND(5.6%)
AIRLINES
  Thai Airways International (Foreign)                                    410,400(b)                     474
------------------------------------------------------------------------------------------------------------
CHEMICALS
  Thai Olefins PCL                                                        119,800(a)(b)                  221
  Thai Plastics & Chemical Co. (Foreign)                                   66,100(b)                     327
------------------------------------------------------------------------------------------------------------
                                                                                                         548
------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS
  Bangkok Bank PCL (Foreign)                                            1,249,900(a)                   3,628
  Kasikornbank PCL (Foreign)                                              800,400(a)                   1,414
  Kasikornbank PCL NVDR                                                   746,600(a)                   1,225
  Siam Commercial Bank PCL (Foreign)                                      712,700(a)                     971
------------------------------------------------------------------------------------------------------------
                                                                                                       7,238
------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
  Italian-Thai Development PCL (Foreign)                                  482,000(a)(b)                1,679
  Sino Thai Engineering & Construction PCL (Foreign)                      614,400(a)(b)                  319
------------------------------------------------------------------------------------------------------------
                                                                                                       1,998
------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Siam Cement PCL NVDR                                                    321,900(a)                   2,063
------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES
  Ratchaburi Electricity Generating Holding PCL                           292,000(b)                     361
------------------------------------------------------------------------------------------------------------
FOOD - RETAIL
  CP Seven Eleven PCL (Foreign)                                           201,100(a)                     284
------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Land & Houses PCL (Foreign, Registered)                               4,376,200                      1,403
------------------------------------------------------------------------------------------------------------
INTEGRATED OIL & GAS
  PTT PCL (Foreign)                                                       159,700                        697
------------------------------------------------------------------------------------------------------------
MEDIA
  BEC World PCL (Foreign)                                                  56,200(b)                     320
------------------------------------------------------------------------------------------------------------
METALS & MINING
  Banpu PCL (Foreign)                                                      93,100(b)                     301
------------------------------------------------------------------------------------------------------------
REAL ESTATE
  Asian Property Development PCL                                        1,476,000(b)                     214
  MBK PCL (Foreign)                                                         7,800(b)                      10
------------------------------------------------------------------------------------------------------------
                                                                                                         224
------------------------------------------------------------------------------------------------------------
                                                                                                      15,911
============================================================================================================
TURKEY(6.0%)
AUTOMOBILES
  Ford Otomotive Sanayii AS                                            22,854,000(a)                     153
  Tofas Turk Otomobil Fabrikasi AS                                    411,369,859(a)                     909
------------------------------------------------------------------------------------------------------------
                                                                                                       1,062
------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS
  Trakya Cam Sanayii AS                                               290,890,777                        643
------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS
  Akbank TAS                                                          303,916,492                      1,593
  Turkiye Garanti Bankasi AS                                          783,694,000(a)                   2,291
  Turkiye Is Bankasi AS, 'C'                                          661,777,600(a)                   2,689
  Yapi ve Kredi Bankasi AS                                            452,614,000(a)                     936
------------------------------------------------------------------------------------------------------------
                                                                                                       7,509
------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Akcansa Cimento AS                                                  399,486,125                      1,146
------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILING
  Migros Turk TAS                                                      18,218,000                        261
------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Arcelik AS                                                          259,064,000                      1,441
------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
  Enka Insaat ve Sanayi AS                                             45,091,503                      1,174
------------------------------------------------------------------------------------------------------------
MEDIA
  Hurriyet Gazetecilik ve Matbaacilik AS                              506,345,000(a)                   1,805
------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Turkcell Iletisim Hizmetleri AS                                     175,147,000(a)                   1,748
------------------------------------------------------------------------------------------------------------
                                                                                                      16,789
============================================================================================================
VENEZUELA(0.2%)
DIVERSIFIED TELECOMMUNICATION SERVICES
  CANTV, 'D' ADR                                                           45,243                        690
============================================================================================================
TOTAL COMMON STOCKS
  (Cost $198,159)                                                                                    274,903
============================================================================================================
INVESTMENT COMPANIES(0.6%)

INDIA(0.6%)
  Morgan Stanley Growth Fund
  (Cost $891)                                                           4,694,400(a)(c)                1,735
============================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      STATEMENT OF NET ASSETS
                                      December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

                                                                             FACE
                                                                           AMOUNT                      VALUE
                                                                            (000)                      (000)
------------------------------------------------------------------------------------------------------------
DEBT INSTRUMENTS(0.0%)

INDIA(0.0%)
CONSTRUCTION MATERIALS
  DCM Shriram Industries Ltd. 0.00%                            INR            335(b)(d)   $               --@
  DCM Shriram Investments Ltd. 0.00%                                          330(b)(d)                   --@
------------------------------------------------------------------------------------------------------------
                                                                                                          --@
============================================================================================================
METALS & MINING
  Shri Ishar Alloy Steels Ltd. 15.00%                                         581(b)(d)                   --@
============================================================================================================
TOTAL DEBT INSTRUMENTS
  (Cost $1,496)                                                                                           --@
============================================================================================================
SHORT-TERM INVESTMENT(2.8%)

UNITED STATES(2.8%)
REPURCHASE AGREEMENT
  J.P. Morgan Securities, Inc., 0.75%, dated 12/31/03,
    due 1/02/04, repurchase price $7,806
    (Cost $7,806)                                              $            7,806(e)                   7,806
============================================================================================================
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN(0.2%)

  Brazilian Real                                               BRL            163                         57
  British Pound                                                GBP              1                          1
  Egyptian Pound                                               EGP             79                         13
  Euro                                                         EUR             43                         54
  Hong Kong Dollar                                             HKD              1                         --@
  Hungarian Forint                                             HUF            275                          1
  Indian Rupee                                                 INR         11,291                        248
  Malaysian Ringgit                                            MYR            152                         40
  South African Rand                                           ZAR            213                         32
  South Korean Won                                             KRW            463                         --@
  Taiwan Dollar                                                TWD          1,872                         55
  Turkish Lira                                                 TRL      4,441,596                          3
------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN CURRENCY
  (Cost $500)                                                                                            504
============================================================================================================
TOTAL INVESTMENTS(101.0%)
  (Cost $208,852)                                                                                    284,948
============================================================================================================

                                                                           AMOUNT                     AMOUNT
                                                                            (000)                      (000)
------------------------------------------------------------------------------------------------------------
OTHER ASSETS (0.8%)
  Receivable for Investments Sold                              $            1,208
  Dividends Receivable                                                        896
  Tax Reclaim Receivable                                                       90
  Other                                                                         9         $            2,203
============================================================================================================
LIABILITIES (-1.8%)
  Payable For:
    Dividends Declared                                                     (2,983)
    Country Tax Expense                                                    (1,051)
    Investments Purchased                                                    (513)
    Investment Advisory Fees                                                 (290)
    Custodian Fees                                                            (81)
    Directors' Fees and Expenses                                              (61)
    Administrative Fees                                                       (12)
  Other Liabilities                                                           (64)                    (5,055)
============================================================================================================
NET ASSETS (100%)
  Applicable to 18,000,257, issued and outstanding $0.01
    par value shares (100,000,000 shares authorized)                                      $          282,096
============================================================================================================
NET ASSET VALUE PER SHARE                                                                 $            15.67
============================================================================================================
AT DECEMBER 31, 2003, NET ASSETS CONSISTED OF:

  Common Stock                                                                            $              180
  Paid-in Capital                                                                                    285,203
  Undistributed (Distributions in Excess of) Net
    Investment Income                                                                                 (1,306)
  Accumulated Net Realized Gain (Loss)                                                               (78,469)
  Unrealized Appreciation (Depreciation) on Investments
    and Foreign Currency Contracts and Translations
    (Net of $1,051 Deferred Country Tax)                                                              76,488
============================================================================================================
TOTAL NET ASSETS                                                                          $          282,096
============================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      STATEMENT OF NET ASSETS
                                      December 31, 2003


STATEMENT OF NET ASSETS (CONT'D)

(a)  -- Non-income producing.
(b) -- Investments valued at fair value- see Note A-1 to financial statements. At December 31,2003,the Fund held $6,728,000 of fair-valued securities, representing 2.4% of net assets.
(c) -- The Morgan Stanley Growth Fund is advised by an affiliate of the adviser. During the year ended December 31, 2003,there were no purchases or sales of this security. The Fund did not derive income from this security during the year ended December 31,2003.
(d)  -- Security is in default.
(e) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@    -- Face Amount/Value is less than $500.
ADR  -- American Depositary Receipt
GDR  -- Global Depositary Receipt
GDS  -- Global Depositary Shares
NVDR -- Non Voting Depositary Receipt
IDR  -- Indonesian Rupiah
THB  -- Thai Baht

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Fund had the following foreign currency exchange contract(s) open at period end:

  CURRENCY                                 IN                      NET
    TO                                  EXCHANGE                UNREALIZED
  DELIVER       VALUE    SETTLEMENT       FOR          VALUE    GAIN (LOSS)
   (000)        (000)       DATE         (000)         (000)      (000)
---------------------------------------------------------------------------
US$       28   $    28    01/02/04    HKD      214   $     28   $       --@
US$        4         4    01/02/04    IDR   35,563          4           --@
US$       72        72    01/05/04    HKD      562         72           --@
US$       13        13    01/05/04    THB      508         13           --@
US$       11        11    01/06/04    THB      446         11           --@
BRL       84        29    01/02/04    US$       29         29           --@
HUF   12,440        59    01/05/04    US$       59         59           --@
---------------------------------------------------------------------------
               $   216                               $    216   $       --@
===========================================================================

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                       CLASSIFICATION -- DECEMBER 31, 2003
                                   (UNAUDITED)

                                                                                                     PERCENT
                                                                            VALUE                     OF NET
INDUSTRY                                                                    (000)                     ASSETS
------------------------------------------------------------------------------------------------------------
Auto Components                                                $            5,069                        1.8%
Automobiles                                                                 4,708                        1.7
Beverages                                                                   3,794                        1.3
Chemicals                                                                   3,651                        1.3
Commercial Banks                                                           39,064                       13.8
Computers & Peripherals                                                     2,813                        1.0
Construction & Engineering                                                  4,993                        1.8
Construction Materials                                                      7,775                        2.8
Diversified Financial Services                                              4,883                        1.7
Diversified Telecommunication Services                                     11,542                        4.1
Electric Utilities                                                          3,625                        1.3
Electrical Equipment                                                        4,098                        1.5
Electronic Equipment & Instruments                                         13,287                        4.7
Food & Staples                                                              2,936                        1.0
Household Durables                                                          4,104                        1.5
Insurance                                                                   3,389                        1.2
Leisure Equipment & Products                                                3,333                        1.2
Marine                                                                      3,012                        1.1
Media                                                                       4,627                        1.6
Metals & Mining                                                            35,760                       12.7
Multiline Retail                                                            4,937                        1.7
Oil & Gas                                                                  26,126                        9.3
Pharmaceuticals                                                             2,963                        1.0
Semiconductor Equipment & Products                                         20,068                        7.1
Wireless Telecommunication Services                                        17,754                        6.3
Other                                                                      46,637                       16.5
------------------------------------------------------------------------------------------------------------
                                                               $          284,948                      101.0%
============================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      Financial Statements

STATEMENT OF OPERATIONS

                                                                                             YEAR ENDED
                                                                                      DECEMBER 31, 2003
                                                                                                  (000)
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends (net of $472 of foreign taxes withheld)                                      $        5,972
  Interest                                                                                          159
=======================================================================================================
    TOTAL INCOME                                                                                  6,131
=======================================================================================================
EXPENSES
  Investment Advisory Fees                                                                        2,707
  Custodian Fees                                                                                    445
  Professional Fees                                                                                 149
  Administrative Fees                                                                                91
  Stockholder Reporting Expenses                                                                     40
  Directors' Fees and Expenses                                                                       23
  Country Tax Expense                                                                                18
  Stockholder Servicing Agent                                                                        16
  Other Expenses                                                                                    114
=======================================================================================================
    TOTAL EXPENSES                                                                                3,603
=======================================================================================================
      NET INVESTMENT INCOME (LOSS)                                                                2,528
=======================================================================================================
NET REALIZED GAIN (LOSS) ON:
  Investments                                                                                    10,871
  Foreign Currency Transactions                                                                     (94)
=======================================================================================================
    NET REALIZED GAIN (LOSS)                                                                     10,777
=======================================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments (Net of $1,051 Deferred Country Tax)                                               89,795
  Foreign Currency Translations                                                                      26
=======================================================================================================
    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                             89,821
=======================================================================================================
TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)             100,598
=======================================================================================================
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        $      103,126
=======================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                                                              YEAR ENDED           YEAR ENDED
                                                                                       DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                                                   (000)                (000)
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                           $         2,528      $           467
  Net Realized Gain (Loss)                                                                        10,777              (10,965)
  Change in Unrealized Appreciation (Depreciation)                                                89,821                 (766)
=============================================================================================================================
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              103,126              (11,264)
=============================================================================================================================
Distributions from and/or in excess of:
  Net Investment Income                                                                           (2,982)                (137)
=============================================================================================================================
Capital Share Transactions:
  Repurchase of Shares (499,537 and 339,816 shares, respectively)                                 (4,616)              (3,148)
=============================================================================================================================
  TOTAL INCREASE (DECREASE)                                                                       95,528              (14,549)
=============================================================================================================================
Net Assets:
  Beginning of Period                                                                            186,568              201,117
=============================================================================================================================
  END OF PERIOD (INCLUDING UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
    INCOME OF $(1,306) AND $(1,027), RESPECTIVELY)                                       $       282,096      $       186,568
=============================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      Financial Highlights

SELECTED PER SHARE DATA AND RATIOS

                                                                               YEAR ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------------
                                                         2003            2002            2001            2000           1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     10.08     $     10.68     $     11.03     $     21.26     $     10.33
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                0.14+           0.03+           0.03           (0.15)          (0.03)
Net Realized and Unrealized Gain (Loss)
  on Investments                                            5.58           (0.65)          (0.43)          (8.04)          10.87
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        5.72           (0.62)          (0.40)          (8.19)          10.84
--------------------------------------------------------------------------------------------------------------------------------
Distributions from and/or in excess of:
  Net Investment Income                                    (0.17)          (0.01)             --              --              --
  Net Realized Gain                                           --              --              --           (2.31)             --
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                    (0.17)          (0.01)             --           (2.31)             --
--------------------------------------------------------------------------------------------------------------------------------
Anti-Dilutive Effect of Share Repurchase Program            0.04            0.03            0.05            0.27            0.09
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $     15.67     $     10.08     $     10.68     $     11.03     $     21.26
================================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD                $     14.71     $      8.34     $      8.63     $      8.75     $     16.31
================================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                             78.24%          (3.28)%         (1.37)%        (34.60)%        100.77%
  Net Asset Value (1)                                      57.02%          (5.49)%         (3.17)%        (36.74)%        105.81%
================================================================================================================================
RATIOS, SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (THOUSANDS)                $   282,096     $   186,568     $   201,117     $   213,205     $   435,795
--------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                     1.67%           1.75%           1.85%           1.64%           1.76%
Ratio of Net Investment Income to Average
  Net Assets                                                1.17%           0.23%           0.21%          (0.73)%         (0.20)%
Portfolio Turnover Rate                                       83%             75%             83%             81%            121%
--------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

+    Per share amounts are based on average shares outstanding.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      December 31, 2003

NOTES TO FINANCIAL STATEMENTS

     The Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") was incorporated on August 27, 1991 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is long-term capital appreciation through investments primarily in equity securities.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

     All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

     Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

3. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

     - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

     - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

     A substantial portion of the Fund's net assets consist of securities of issuers located in emerging markets or which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Accordingly, the price which the Fund may realize upon sale of securities in such markets may not be equal to its value as presented in the financial statements.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date, (except for certain dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Distributions to stockholders are recorded on the ex-dividend date.

B. ADVISER: Morgan Stanley Investment Management Inc. (the "Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.25% of the Fund's average weekly net assets.

C. ADMINISTRATOR: JPMorgan Chase Bank, through its corporate affiliate J.P. Morgan Investor Services Co. (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. The Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.02435% of the Fund's average weekly net assets, plus $24,000

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf. An employee of the Administrator is an Officer of the Fund

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/ or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 were as follows:

     2003 DISTRIBUTIONS             2002 DISTRIBUTIONS
        PAID FROM:                     PAID FROM:
          (000)                          (000)
--------------------------    -----------------------------
                 LONG-TERM                        LONG-TERM
      ORDINARY     CAPITAL             ORDINARY     CAPITAL
        INCOME        GAIN               INCOME        GAIN
-----------------------------------------------------------
      $  2,982   $      --             $     137  $      --

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

       UNDISTRIBUTED                UNDISTRIBUTED
      ORDINARY INCOME          LONG-TERM CAPITAL GAIN
           (000)                        (000)
--------------------------------------------------------
        $      403                    $      --
========================================================

At December 31, 2003, the U.S. Federal income tax cost basis of investments (excluding foreign currency) was $211,290,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $73,154,000 of which $83,983,000 related to appreciated securities and $10,829,000 related to depreciated securities.

At December 31, 2003, the Fund had a capital loss carry- forward for U.S. Federal income tax purposes of approximately $76,464,000 available to offset future capital gains of which $58,682,000 will expire on December 31, 2009 and $17,782,000 will expire on December 31, 2010.

During the year ended December 31, 2003 the Fund utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $7,305,000.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

Net currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2003, the Fund deferred to January 1, 2004, for U.S. Federal income tax purposes, post-October currency losses of $47,000.

F. OTHER: During the year ended December 31, 2003, the Fund made purchases and sales totaling approximately $176,010,000 and $184,933,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

For the year ended December 31, 2003, the Fund incurred $3,000 of brokerage commissions with Morgan Stanley & Co., an affiliate of the Adviser.

On July 30, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund's shares traded from

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

their net asset value. For the year ended December 31, 2003, the Fund repurchased 499,537 of its shares at an average discount of 14.69% from net asset value per share. Since the inception of the program, the Fund has repurchased 4,824,093 of its shares at an average discount of 19.77% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

On December 15, 2003 the Officers of the Fund, pursuant to authority granted by the Board of Directors declared a distribution of $0.1657 per share, derived from net investment income, payable on January 9, 2004, to stockholders of record on December 24, 2003.

FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended December 31, 2003, the Fund expects to pass through to stockholders foreign tax credits totaling approximately $540,000. In addition, for the year ended December 31, 2003, gross income derived from sources within a foreign country totaled $6,440,000. For the year ended December 31, 2003, qualified dividend income totaled $3,594,000.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      December 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE STOCKHOLDERS AND BOARD OF DIRECTORS OF
MORGAN STANLEY EMERGING MARKETS FUND, INC.

We have audited the accompanying statement of net assets of Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then end, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1999 were audited by other auditors whose report, dated February 18, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Emerging Markets Fund, Inc. at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 11, 2004

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

DIRECTOR AND OFFICER INFORMATION (UNAUDITED)                   December 31, 2003

Independent Directors:

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS IN
                                              TERM OF                               FUND
                                              OFFICE AND                            COMPLEX
                                POSITION(S)   LENGTH OF                             OVERSEEN
NAME, AGE AND ADDRESS OF        HELD WITH     TIME         PRINCIPAL OCCUPATION(S)  BY             OTHER DIRECTORSHIPS HELD BY
DIRECTOR                        REGISTRANT    SERVED*      DURING PAST 5 YEARS      DIRECTOR**     DIRECTOR
------------------------------  ------------  -----------  -----------------------  -------------  ------------------------------
Michael Bozic (62)              Director      Director     Retired; Director or     208            Director of Weirton Steel
c/o Kramer Levin Naftalis &                   since 2003   Trustee of the Retail                   Corporation
Frankel LLP                                                Funds and the
Counsel to the Independent                                 Institutional Funds;
Directors                                                  formerly Vice Chairman
919 Third Avenue                                           of Kmart Corporation,
New York, NY 10022                                         Chairman and Chief
                                                           Executive Officer of
                                                           Levitz Furniture
                                                           Corporation and
                                                           President and Chief
                                                           Executive Officer of
                                                           Hills Department
                                                           Stores; formerly
                                                           variously Chairman,
                                                           Chief Executive
                                                           Officer, President and
                                                           Chief Operating Officer
                                                           of the Sears
                                                           Merchandise Group of
                                                           Sears, Roebuck & Co.

Edwin J. Garn (71)              Director      Director     Director or Trustee of   208            Director of Franklin Covey
Summit Ventures LLC                           since 2003   the Retail Funds and                    (time management systems), BMW
One Utah Center                                            the Institutional                       Bank of North America, Inc.
201 South Main Street                                      Funds; member of the                    (industrial loan corporation),
Salt Lake City, UT 84111                                   Utah Regional Advisory                  United Space Alliance (joint
                                                           Board of Pacific Corp.;                 venture between Lockheed
                                                           formerly United States                  Martin and The Boeing Company)
                                                           Senator (R-Utah) and                    and Nuskin Asia Pacific
                                                           Chairman, Senate                        (multilevel marketing); member
                                                           Banking Committee,                      of the board of various civic
                                                           Mayor of Salt Lake                      and charitable organizations.
                                                           City, Utah, Astronaut,
                                                           Space Shuttle Discovery
                                                           and Vice Chairman,
                                                           Huntsman Corporation
                                                           (chemical company).

Wayne E. Hedien (69)            Director      Director     Retired; Director or     208            Director of the PMI Group Inc.
WEH Associates                                since 2003   Trustee of the Retail                   (private mortgage insurance);
5750 Old Orchard Road                                      Funds and the                           Trustee and Vice Chairman of
Suite 530                                                  Institutional Funds;                    the Field Museum of Natural
Skokie, IL 60077                                           formerly associated                     History; director of various
                                                           with the Allstate                       other business and charitable
                                                           Companies, most                         organizations.
                                                           recently as Chairman of
                                                           The Allstate
                                                           Corporation and
                                                           Chairman and Chief
                                                           Executive Officer of
                                                           its wholly-owned
                                                           subsidiary, Allstate
                                                           Insurance Company

Dr. Manuel H. Johnson (54)      Director      Director     Chairman of the Audit    208            Director of NVR, Inc. (home
Johnson Smick                                 since 2003   Committee and Director                  construction); Chairman and
International, Inc.                                        or Trustee of the                       Trustee of the Financial
2099 Pennsylvania Avenue,                                  Retail Funds and the                    Accounting Foundation
NW Suite 950                                               Institutional Funds;                    (oversight organization of the
Washington, D.C. 20006                                     Senior Partner, Johnson                 Financial Accounting Standards
                                                           Smick International,                    Board); Director of RBS
                                                           Inc. (consulting firm);                 Greenwich Capital Holdings
                                                           Co-Chairman and a                       (financial holdings company).
                                                           founder of the Group of
                                                           Seven Council (G7C), an
                                                           international economic
                                                           commission; formerly
                                                           Vice Chairman of the
                                                           Board of Governors of
                                                           the Federal Reserve
                                                           System and Assistant
                                                           Secretary of the U.S.
                                                           Treasury.

Joseph J. Kearns (61)           Director      Director     Deputy Chairman of the   209            Director of Electro Rent
Kearns & Associates LLC                       since 1994   Audit Committee and                     Corporation (equipment
PMB754                                                     Director or Trustee of                  leasing), The Ford Family
23852 Pacific Coast Hwy.                                   the Retail Funds and                    Foundation and the UCLA
Malibu, CA 90265                                           the Institutional                       Foundation.
                                                           Funds; previously
                                                           Chairman of the Audit
                                                           Committee of the
                                                           Institutional Funds;
                                                           President, Kearns &
                                                           Associates LLC
                                                           (investment
                                                           consulting); formerly
                                                           CFO of The J. Paul
                                                           Getty Trust.

Michael Nugent (67)             Director      Director     Chairman of the          208            Director of various business
Triumph Capital, L.P.                         since 2001   Insurance Committee and                 organizations.
445 Park Avenue, 10th Floor                                Director or Trustee of
New York, NY 10022                                         the Retail Funds and
                                                           the Institutional
                                                           Funds; General Partner
                                                           of Triumph Capital,
                                                           L.P., (private
                                                           investment
                                                           partnership); formerly
                                                           Vice President, Bankers
                                                           Trust Company and BT
                                                           Capital Corporation.

Fergus Reid (71)                Director      Director     Chairman of the          209            Trustee and Director of
Lumelite Plastics                             since 2001   Governance Committee                    certain investment companies
85 Charles Coleman Blvd.                                   Director or Trustee of                  in the JPMorgan Funds complex
Pawling, NY 12564                                          the Retail Funds and                    managed by JP Morgan
                                                           the Institutional                       Investment Management Inc.
                                                           Funds; Chairman of
                                                           Lumelite Plastics
                                                           Corporation.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

DIRECTOR AND OFFICER INFORMATION (UNAUDITED)                   December 31, 2003



Interested Directors:

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS IN
                                              TERM OF                               FUND
                                              OFFICE AND                            COMPLEX
                                POSITION(S)   LENGTH OF                             OVERSEEN
NAME, AGE AND ADDRESS OF        HELD WITH     TIME         PRINCIPAL OCCUPATION(S)  BY             OTHER DIRECTORSHIPS HELD BY
DIRECTOR                        REGISTRANT    SERVED*      DURING PAST 5 YEARS      DIRECTOR**     DIRECTOR
------------------------------  ------------  -----------  -----------------------  -------------  ------------------------------
Charles A. Fiumefreddo (70)     Chairman and  Chairman     Chairman and Director    208            None
Morgan Stanley Funds            Director      and          or Trustee of the
Harborside Financial Center                   Director     Retail Funds and the
Plaza Two 3rd Floor                           since 2003   Institutional Funds;
Jersey City, NJ 07311                                      formerly Chief
                                                           Executive Officer of
                                                           the Retail Funds.

James F. Higgins (55)           Director      Director     Director or Trustee of   208            Director of AXA Financial,
Morgan Stanley                                since 2003   the Retail Funds and                    Inc. and The Equitable Life
Harborside Financial Center                                the Institutional                       Assurance Society of the
Plaza Two 2nd Floor                                        Funds; Senior Advisor                   United States (financial
Jersey City, NJ 07311                                      of Morgan Stanley;                      services).
                                                           Director of Morgan
                                                           Stanley Distributors
                                                           Inc. and Dean Witter
                                                           Realty Inc.; previously
                                                           President and Chief
                                                           Operating Officer of
                                                           the Private Client
                                                           Group of Morgan Stanley
                                                           and President and Chief
                                                           Operating Officer of
                                                           Individual Securities
                                                           of Morgan Stanley.

Philip J. Purcell (60)          Director      Director     Director or Trustee of   208            Director of American Airlines,
Morgan Stanley                                since 2003   the Retail Funds and                    Inc. and its parent company,
1585 Broadway 39th Floor                                   the Institutional                       AMR Corporation.
New York, NY 10036                                         Funds; Chairman of the
                                                           Board of Directors and
                                                           Chief Executive Officer
                                                           of Morgan Stanley and
                                                           Morgan Stanley DW Inc.;
                                                           Director of Morgan
                                                           Stanley Distributors
                                                           Inc.; Chairman of the
                                                           Board of Directors and
                                                           Chief Executive Officer
                                                           of Novus Credit
                                                           Services Inc.; Director
                                                           and/or officer of
                                                           various Morgan Stanley
                                                           subsidiaries.

* Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).
*** Additionally, a description of the Fund's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 281-2715.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      Overview

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Officers:

                                                                   TERM OF OFFICE AND
                                             POSITION(S) HELD      LENGTH OF TIME
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER   WITH REGISTRANT       SERVED*               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------   -------------------   -------------------   -------------------------------------------
Mitchell M. Merin (50)                       President             President since       President and Chief Operating Officer of
Morgan Stanley Investment Management Inc.                          2003                  Morgan Stanley Investment Management Inc.;
1221 Avenue of the Americas 33rd Floor                                                   President, Director and Chief Executive
New York, NY 10020                                                                       Officer of Morgan Stanley Investment
                                                                                         Advisors Inc. and Morgan Stanley Services
                                                                                         Company Inc.; Chairman, Chief Executive
                                                                                         Officer and Director of Morgan Stanley
                                                                                         Distributors Inc.; Chairman and Director of
                                                                                         Morgan Stanley Trust; Director of various
                                                                                         Morgan Stanley subsidiaries; President of
                                                                                         the Institutional Funds and the Retail
                                                                                         Funds; Trustee and President of the Van
                                                                                         Kampen Open-End and Closed-End funds.

Ronald E. Robison (64)                       Executive Vice        Executive Vice        Chief Global Operations Officer and
Morgan Stanley Investment Management Inc.    President and         President and         Managing Director of Morgan Stanley
1221 Avenue of the Americas 33rd Floor       Principal             Principal             Investment Management Inc.; Managing
New York, NY 10020                           Executive             Executive Officer     Director of Morgan Stanley & Co.
                                             Officer               since 2003            Incorporated; Managing Director of Morgan
                                                                                         Stanley; Managing Director, Chief
                                                                                         Administrative Officer and Director of
                                                                                         Morgan Stanley Investment Advisors Inc. and
                                                                                         Morgan Stanley Services Company Inc.; Chief
                                                                                         Executive Officer and Director of Morgan
                                                                                         Stanley Trust; Executive Vice President and
                                                                                         Principal Executive Officer of the
                                                                                         Institutional Funds and the Retail Funds;
                                                                                         previously President and Director of the
                                                                                         Institutional Funds.

Barry Fink (48)                              Vice President        Vice President        General Counsel and Managing Director of
Morgan Stanley Investment Management Inc.                          since 2003            Morgan Stanley Investment Management;
1221 Avenue of the Americas 22nd Floor                                                   Managing Director, Secretary and Director
New York, NY 10020                                                                       of Morgan Stanley Investment Advisors Inc.
                                                                                         and Morgan Stanley Services Company Inc.;
                                                                                         Assistant Secretary of Morgan Stanley DW
                                                                                         Inc.; Vice President and General Counsel of
                                                                                         the Retail Funds; Vice President of the
                                                                                         Institutional Funds; Vice President and
                                                                                         Secretary of Morgan Stanley Distributors
                                                                                         Inc.; previously Secretary of the Retail
                                                                                         Funds; previously Vice President and
                                                                                         Assistant General Counsel of Morgan Stanley
                                                                                         Investment Advisors Inc. and Morgan Stanley
                                                                                         Services Company Inc.

Joseph J. McAlinden (60)                     Vice President        Vice President        Managing Director and Chief Investment
Morgan Stanley Investment Management Inc.                          since 2003            Officer of Morgan Stanley Investment
1221 Avenue of the Americas 33rd Floor                                                   Advisors Inc. and Morgan Stanley Investment
New York, NY 10020                                                                       Management Inc.; Director of Morgan Stanley
                                                                                         Trust, Chief Investment Officer of the Van
                                                                                         Kampen Funds; Vice President of the
                                                                                         Institutional Funds and the Retail Funds.

Stefanie V. Chang (36)                       Vice President        Vice President        Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                          since 2003            Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                                   Management Inc.; Vice President of the
New York, NY 10020                                                                       Institutional Funds and the Retail Funds;
                                                                                         formerly practiced law with the New York
                                                                                         law firm of Rogers & Wells (now Clifford
                                                                                         Chance US LLP).

James W. Garrett (34)                        Treasurer and         Treasurer since       Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.    Chief Financial       2002                  Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 34th Floor       Officer               CFO since 2003        Management Inc.; Treasurer and Chief
New York, NY 10020                                                                       Financial Officer of the Institutional
                                                                                         Funds; previously with Price Waterhouse LLP
                                                                                         (now PricewaterhouseCoopers LLP).

Michael J. Leary (37)                        Assistant             Assistant             Assistant Director and Vice President of
J.P. Morgan Investor Services Co.            Treasurer             Treasurer since       Fund Administration, J.P. Morgan Investor
73 Tremont Street                                                  2003                  Services Co. (formerly Chase Global Funds
Boston, MA 02108                                                                         Company); formerly Audit Manager at Ernst &
                                                                                         Young LLP.

Mary E. Mullin (36)                          Secretary             Secretary since       Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                          2001                  Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                                   Management Inc.; Secretary of the
New York, NY 10020                                                                       Institutional Funds and the Retail Funds;
                                                                                         formerly practiced law with the New York
                                                                                         law firms of McDermott, Will & Emery and
                                                                                         Skadden, Arps, Slate, Meagher & Flom LLP.

----------------
* Each Officer serves an indefinite term, until his or her successor is elected.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

     Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

     The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

     In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

     Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley Emerging Markets Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030
1-800-278-4353

ITEM 2.  CODE OF ETHICS.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Fund has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)  Not applicable.

(f)

     (1)  The Fund Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

For Retail and Institutional Funds

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

       2003

                                                            REGISTRANT         COVERED ENTITIES(1)
          AUDIT FEES                                        $   89,507                N/A

          NON-AUDIT FEES
               AUDIT-RELATED FEES                           $        0         $   93,000(2)
               TAX FEES                                     $    3,193(3)      $  163,414(4)
               ALL OTHER FEES                               $        0         $  341,775(5)
          TOTAL NON-AUDIT FEES                              $    3,193         $  598,189

          TOTAL                                             $   92,700         $  598,189

       2002

                                                            REGISTRANT         COVERED ENTITIES(1)
          AUDIT FEES                                        $   86,900                N/A

          NON-AUDIT FEES
               AUDIT-RELATED FEES                           $        0         $  179,000(2)
               TAX FEES                                     $    3,100(3)      $        0
               ALL OTHER FEES                               $        0         $  595,150(6)
          TOTAL NON-AUDIT FEES                              $    3,100         $  774,150

          TOTAL                                             $   90,000         $  774,150

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

          (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax return.

          (4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of Passive Foreign Investment Company entities.

          (5) All Other Fees represent attestation services provided in connection with performance presentation standards.

          (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the following Audit services. All other Audit services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

  -  Statutory audits or financial audits for the Fund
  - Services associated with SEC registration statements (including new funds), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end fund offerings, consents), and assistance in responding to SEC comment letters
  - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard setting bodies (Note: Under SEC rules, some consultations may be "audit related" services rather than "audit" services)

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the following Audit-related services. All other Audit-related services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

  - Attest procedures not required by statute or regulation (including agreed upon procedures related to the Closed-End Fund asset coverage tests required by the rating agencies and/or lenders and agreed upon procedures related to fund profitability analysis in connection with 15c management contract renewal process
  - Services associated with registration statement with Japanese regulatory authorities, including issuance of consent and opinion for Morgan Stanley Asia-Pacific Fund
  -  Due diligence services pertaining to potential fund mergers
  -  Issuance of SAS-70 reports on internal controls of a service provider
  - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be "audit" services rather than "audit-related" services)
  - Information systems reviews not performed in connection with the audit (e.g., application data center and technical reviews)
  - General assistance with implementation of the requirements of SEC rules or listing standards promulgated pursuant to the Sarbanes-Oxley Act

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the following Tax Services. All Tax services involving large and complex transactions not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies):

  -  U.S. federal, state and local tax planning and advice
  -  U.S. federal, state and local tax compliance
  -  International tax planning and advice
  -  International tax compliance
  - Review/preparation of federal, state, local and international income, franchise, and other tax returns
  -  Identification of Passive Foreign Investment Companies
  -  Preparation of local Indian Tax Returns
  -  Domestic and foreign tax planning, compliance, and advice
  - Assistance with tax audits and appeals before the IRS and similar state, local and foreign agencies
  - Tax advice and assistance regarding statutory, regulatory or administrative developments (e.g., excise tax reviews, evaluation of Fund's tax compliance function)
  - Review the calculations of taxable income from corporate actions including reorganizations related to bankruptcy filings and provide guidance related to the foregoing

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the following All Other services. Permissible All Other services not listed below must be specifically pre-approved by the

Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

  - Risk management advisory services, e.g., assessment and testing of security infrastructure controls

     The following is a list of the SEC's prohibited non-audit services. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions:

  - Bookkeeping or other services related to the accounting records or financial statements of the audit client
  -  Financial information systems design and implementation
  - Appraisal or valuation services, fairness opinions or contribution-in-kind reports
  -  Actuarial services
  -  Internal audit outsourcing services
  -  Management functions
  -  Human resources
  -  Broker-dealer, investment adviser or investment banking services
  -  Legal services
  -  Expert services unrelated to the audit

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the

Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the Independent Auditors' services.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management
     Morgan Stanley Investments LP
     Van Kampen Asset Management Inc.
     Morgan Stanley Services Company, Inc.

     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investments LP
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund and its investment advisor's Proxy Voting Policies and Procedures are as follows:

I.   POLICY STATEMENT

INTRODUCTION - Morgan Stanley Investment Management's ("MSIM") policies and procedures for voting proxies with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary Investment Management services and for which a MSIM entity has the authority to vote their proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley Alternative Investment Partners, L.P., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Group Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Investments LP, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., and Van Kampen Advisors Inc. (each a "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

Each MSIM Affiliate will vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Fund will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by its Board of Directors or Trustees. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which we manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a statement of proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

PROXY RESEARCH SERVICES - To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

VOTING PROXIES FOR CERTAIN NON-US COMPANIES - While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings;
(iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person,
(v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.

II.  GENERAL PROXY VOTING GUIDELINES

To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in Section IV. below, provided the vote is consistent with the Client Proxy Standard.

III. GUIDELINES

A.   MANAGEMENT PROPOSALS

     1. When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

          -    Selection or ratification of auditors.

          -    Approval of financial statements, director and auditor reports.

          -    Election of Directors.

          - Limiting Directors' liability and broadening indemnification of Directors.

          - Requirement that a certain percentage (up to 66 2/3%) of its Board's members be comprised of independent and unaffiliated Directors.

          - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

          - Recommendations to set retirement ages or require specific levels of stock ownership by Directors.

          -    General updating/corrective amendments to the charter.

          -    Elimination of cumulative voting.

          -    Elimination of preemptive rights.

          - Provisions for confidential voting and independent tabulation of voting results.

          - Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

     2. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

          CAPITALIZATION CHANGES

          - Capitalization changes that eliminate other classes of stock and voting rights.

          - Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if:
               (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

          - Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

          -    Proposals for share repurchase plans.

          - Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

          -    Proposals to effect stock splits.

          - Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

          COMPENSATION

          - Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

          - Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

          - Establishment of Employee Stock Option Plans and other employee ownership plans.

          ANTI-TAKEOVER MATTERS

          - Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

          -    Adoption of anti-greenmail provisions provided that the proposal:
               (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

     3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted AGAINST (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.

          - Capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.

          - Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

          -    Creation of "blank check" preferred stock.

          -    Changes in capitalization by 100% or more.

          - Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

          - Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.

          -    Proposals to indemnify auditors.

     4. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.

          CORPORATE TRANSACTIONS

          - Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, based on, among other things, MSIM internal company-specific knowledge.

          - Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

          - Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

          - Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

               (i)   Whether the stock option plan is incentive based;

               (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;

               (iii) For growth companies, should be no more than 10% of the issued capital at the time of approval.

          ANTI-TAKEOVER PROVISIONS

          -    Proposals requiring shareholder ratification of poison pills.

          - Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B.   SHAREHOLDER PROPOSALS

     1. The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:

          -    Requiring auditors to attend the annual meeting of shareholders.

          - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

          - Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

          -    Confidential voting.

          -    Reduction or elimination of supermajority vote requirements.

     2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

          -    Proposals that limit tenure of directors.

          -    Proposals to limit golden parachutes.

          - Proposals requiring directors to own large amounts of stock to be eligible for election.

          -    Restoring cumulative voting in the election of directors.

          - Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

          - Proposals that limit retirement benefits or executive compensation.

          -    Requiring shareholder approval for bylaw or charter amendments.

          - Requiring shareholder approval for shareholder rights plan or poison pill.

          -    Requiring shareholder approval of golden parachutes.

          -    Elimination of certain anti-takeover related provisions.

          -    Prohibit payment of greenmail.

     3. The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.

          - Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

          - Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

          - Proposals that require inappropriate endorsements or corporate actions.

IV.  ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

A.   PROXY REVIEW COMMITTEE

     1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

          (a) The Committee, which will consist of members designated by MSIM's Chief Investment Officer, is responsible for establishing MSIM's proxy voting policies and guidelines and determining how MSIM will vote proxies on an ongoing basis.

          (b) The Committee will periodically review and have the authority to amend as necessary MSIM's proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures) and establish and direct voting positions consistent with the Client Proxy Standard.

               (c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) generally review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy and Procedures including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

          (d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in Sections I, II, and III above; and (3) determine how to vote matters for which specific direction has not been provided in Sections I, II and III above. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS recommendations and the research provided by IRRC as well as any other relevant information they may request or receive.

          (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee may request the assistance of the Law and Compliance Departments and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

          (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

The Committee and Special Committee, or their designee(s), will timely communicate to applicable PMs, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

ITEM 8. [RESERVED.]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Fund's chief executive officer and chief financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's most recent second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) [Attach the Code of Ethics]

(b)(1) [Attach the 302 Certification of Chief Executive Officer]

(b)(2) [Attach the 302 Certification of Chief Financial Officer]

[Note: the 906 Certifications are not exhibits to the Form but are filed with the Form.]

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Emerging Markets Fund, Inc.
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By: /s/ Ronald E. Robison
   -----------------------------------------------------------------------------
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    2/18/2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   -----------------------------------------------------------------------------
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    2/18/2004

By: /s/ James W. Garrett
   -----------------------------------------------------------------------------
Name:    James W. Garrett
Title:   Chief Financial Officer
Date:    2/18/2004